Document and Entity Information	Sep. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001753886
Document Type	8-K
Document Period End Date	Sep. 22, 2021
Entity Registrant Name	STONEMOR INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39172
Entity Tax Identification Number	80-0103152
Entity Address, Address Line One	3331 Street Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bensalem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19020
City Area Code	(215)
Local Phone Number	826-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	STON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false